Regulatory Capital (Regulatory Matters) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters [Line Items]
Assets	$ 151,167	$ 182,347	$ 184,059
Insurance Operations [Member]
Regulatory Matters [Line Items]
Assets	7,124	8,439	8,036
Maximum dividend to be paid without statutory approval	110
Ally Bank [Member]
Regulatory Matters [Line Items]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Total (to risk-weighted assets), Required minimum	8.00%
Tier 1 (to risk-weighted assets), Required minimum	4.00%
Assets	98,700	94,800
FRB required reserve balance	$ 416	$ 214
Parent Company [Member]
Regulatory Matters [Line Items]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Total (to risk-weighted assets), Required minimum	8.00%
Tier 1 (to risk-weighted assets), Required minimum	4.00%
Basel III [Member] | Parent Company [Member]
Regulatory Matters [Line Items]
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Total (to risk-weighted assets), Required minimum	8.00%
Minimum Common Equity Tier 1 risk-based capital	4.50%
Common equity Tier 1 capital conservation buffer	2.50%
Minimum [Member] | Parent Company [Member]
Regulatory Matters [Line Items]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%
Minimum [Member] | Basel III [Member] | Parent Company [Member]
Regulatory Matters [Line Items]
Supplementary leverage ratio	3.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%